Basis of Preparation	12 Months Ended
Dec. 31, 2018
Disclosure Of Basis Of Preparation Of Financial Statements [Abstract]
Basis of Preparation

1 BASIS OF PREPARATION

The Consolidated Financial Statements of Royal Dutch Shell plc (the Company) and its subsidiaries (collectively referred to as Shell) have been prepared in accordance with the provisions of the Companies Act 2006 (the Act) and Article 4 of the IAS Regulation, and therefore in accordance with International Financial Reporting Standards (IFRS) as adopted by the European Union. As applied to Shell, there are no material differences from IFRS as issued by the International Accounting Standards Board (IASB); therefore, the Consolidated Financial Statements have been prepared in accordance with IFRS as issued by the IASB.

As described in the accounting policies in Note 2, the Consolidated Financial Statements have been prepared under the historical cost convention except for certain items measured at fair value. Those accounting policies have been applied consistently in all periods, except for those accounting standards that were adopted from January 1, 2018 (see Note 2 below).

The Consolidated Financial Statements were approved and authorised for issue by the Board of Directors on March 13, 2019.